Commitments and Contingencies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Employee Lease Agreement
Commitments And Contingencies [Line Items]
Percentage of payments for costs associated with employment	75.00%	75.00%
Amount of fees paid under agreement	$ 200,000	$ 200,000
Employee Lease Agreement | Maximum | Dr. Charles Ryan
Commitments And Contingencies [Line Items]
Percentage Of Working Time Performing Services	75.00%	75.00%
Separation Agreement | Mr. Keith Lavan
Commitments And Contingencies [Line Items]
Stay-on bonus	$ 50,000	$ 50,000
Percentage of base salary to be paid as an advisor	50.00%	50.00%
Percentage of fees as an advisor paid	70.00%	70.00%
Percentage of fees as an advisor to be paid in equal installments	30.00%	30.00%